UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: July 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

LEGG MASON BW ABSOLUTE RETURN OPPORTUNITIES FUND

FORM N-Q

JULY 31, 2017

LEGG MASON BW ABSOLUTE RETURN OPPORTUNITIES FUND

Schedule of investments (unaudited)	July 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
SOVEREIGN BONDS - 48.7%
Australia - 2.5%
Queensland Treasury Corp., Senior Notes	5.750%	7/22/24	44,970,000	AUD	$42,762,405	(a)

Brazil - 5.5%
Federative Republic of Brazil, Notes	10.000%	1/1/25	135,015,000	BRL	43,549,938
Federative Republic of Brazil, Notes	10.000%	1/1/27	153,130,000	BRL	49,141,593

Total Brazil					92,691,531

Indonesia - 4.7%
Republic of Indonesia, Senior Bonds	8.375%	3/15/24	90,600,000,000	IDR	7,344,441
Republic of Indonesia, Senior Bonds	9.000%	3/15/29	589,200,000,000	IDR	50,382,216
Republic of Indonesia, Senior Bonds	8.375%	3/15/34	50,800,000,000	IDR	4,102,432
Republic of Indonesia, Senior Bonds	8.750%	2/15/44	205,600,000,000	IDR	16,918,547

Total Indonesia					78,747,636

Malaysia - 5.0%
Federation of Malaysia, Senior Bonds	3.659%	10/15/20	129,645,000	MYR	30,316,612
Federation of Malaysia, Senior Bonds	4.048%	9/30/21	55,850,000	MYR	13,193,423
Federation of Malaysia, Senior Bonds	3.620%	11/30/21	17,270,000	MYR	4,003,562
Federation of Malaysia, Senior Bonds	3.480%	3/15/23	87,370,000	MYR	19,963,703
Federation of Malaysia, Senior Bonds	3.955%	9/15/25	31,835,000	MYR	7,363,875
Federation of Malaysia, Senior Bonds	3.900%	11/30/26	11,820,000	MYR	2,716,463
Federation of Malaysia, Senior Bonds	3.899%	11/16/27	33,040,000	MYR	7,648,087

Total Malaysia					85,205,725

Mexico - 14.3%
United Mexican States, Senior Bonds	8.500%	5/31/29	959,830,000	MXN	60,703,417
United Mexican States, Senior Bonds	7.750%	11/23/34	377,500,000	MXN	22,596,988
United Mexican States, Senior Bonds	8.500%	11/18/38	1,027,600,000	MXN	66,152,562
United Mexican States, Senior Bonds	7.750%	11/13/42	1,552,500,000	MXN	92,879,659

Total Mexico					242,332,626

Peru - 2.5%
Republic of Peru, Senior Bonds	6.150%	8/12/32	131,650,000	PEN	41,593,681	(a)

Poland - 6.1%
Republic of Poland, Bonds	3.250%	7/25/25	261,070,000	PLN	72,924,621
Republic of Poland, Bonds	2.500%	7/25/26	116,645,000	PLN	30,483,573

Total Poland					103,408,194

Portugal - 3.2%
Portugal Obrigacoes do Tesouro OT, Senior Bonds	2.875%	10/15/25	43,465,000	EUR	53,229,043	(a)

South Africa - 3.9%
Republic of South Africa, Bonds	6.750%	3/31/21	149,620,000	ZAR	11,072,703
Republic of South Africa, Bonds	6.500%	2/28/41	638,115,000	ZAR	33,845,576
Republic of South Africa, Bonds	8.750%	2/28/48	317,470,000	ZAR	21,501,599

Total South Africa					66,419,878

Turkey - 1.0%
Republic of Turkey, Bonds	10.600%	2/11/26	55,415,000	TRY	15,997,738

TOTAL SOVEREIGN BONDS (Cost - $860,868,858)					822,388,457

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.3%
IM Pastor Fondo de Titulizacion de Activos, 2004 A (Cost - $6,461,875)	0.000%	3/22/44	5,447,963	EUR	5,627,215	(a)(b)

See Notes to Schedule of Investments.

LEGG MASON BW ABSOLUTE RETURN OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 22.5%
CONSUMER DISCRETIONARY - 5.3%
Automobiles - 3.5%
Ford Motor Credit Co., LLC, Senior Notes	2.146%	6/15/18	15,655,000	$15,727,138	(b)
Ford Motor Credit Co., LLC, Senior Notes	2.304%	1/9/20	10,115,000	10,187,798	(b)
General Motors Financial Co. Inc., Senior Notes	2.234%	4/13/20	32,685,000	32,816,623	(b)

Total Automobiles				58,731,559

Media - 1.8%
NBCUniversal Enterprise Inc., Senior Notes	1.699%	4/1/21	31,020,000	31,097,953	(b)(c)

TOTAL CONSUMER DISCRETIONARY				89,829,512

FINANCIALS - 17.2%
Banks - 10.3%
Bank of America Corp., Senior Notes	2.344%	1/15/19	24,880,000	25,162,438	(b)
Citigroup Inc., Senior Bonds	2.007%	4/27/18	12,550,000	12,591,566	(b)
Citigroup Inc., Senior Notes	2.094%	1/10/20	7,990,000	8,055,230	(b)
Corporacion Andina de Fomento, Senior Notes	1.861%	1/29/18	19,700,000	19,705,122	(b)
JPMorgan Chase & Co., Senior Notes	2.214%	1/25/18	22,960,000	23,048,993	(b)
JPMorgan Chase Bank N.A., Senior Bonds	1.730%	9/21/18	8,815,000	8,842,185	(b)
Kommunalbanken AS, Senior Bonds	1.580%	6/16/20	22,242,000	22,413,931	(b)(c)
National Australia Bank Ltd., Senior Notes	1.682%	5/22/20	19,275,000	19,335,080	(b)(c)
Santander UK PLC, Senior Notes	1.705%	9/29/17	13,535,000	13,540,644	(b)
Wells Fargo & Co., Senior Notes	2.339%	7/26/21	21,540,000	21,971,295	(b)

Total Banks				174,666,484

Capital Markets - 5.8%
Goldman Sachs Group Inc., Senior Notes	2.282%	11/15/18	48,895,000	49,398,863	(b)
Macquarie Bank Ltd., Senior Notes	1.947%	10/27/17	10,400,000	10,412,948	(b)(c)
Morgan Stanley, Senior Notes	2.594%	4/25/18	38,555,000	38,863,247	(b)

Total Capital Markets				98,675,058

Consumer Finance - 1.1%
American Express Credit Corp., Senior Notes	1.921%	7/31/18	17,780,000	17,856,241	(b)

TOTAL FINANCIALS				291,197,783

TOTAL CORPORATE BONDS & NOTES (Cost - $379,543,159)				381,027,295

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 23.6%
U.S. Government Obligations - 23.6%
U.S. Treasury Notes	1.247%	7/31/18	21,305,000	21,347,504	(b)
U.S. Treasury Notes	1.243%	10/31/18	61,235,000	61,370,697	(b)
U.S. Treasury Notes	1.213%	1/31/19	212,305,000	212,672,712	(b)
U.S. Treasury Notes	1.143%	4/30/19	73,060,000	73,095,142	(b)
U.S. Treasury Notes	1.133%	7/31/19	30,765,000	30,765,738	(b)

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $398,828,937)				399,251,793

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,645,702,829)				1,608,294,760

See Notes to Schedule of Investments.

LEGG MASON BW ABSOLUTE RETURN OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2017

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 3.0%
State Street Institutional Liquid Reserves Fund, Premier Class	1.153%	465	$465
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.938%	49,991,475	49,991,475

TOTAL SHORT-TERM INVESTMENTS (Cost - $49,991,940)			49,991,940

TOTAL INVESTMENTS - 98.1% (Cost - $1,695,694,769#)			1,658,286,700
Other Assets in Excess of Liabilities - 1.9%			32,609,568

TOTAL NET ASSETS - 100.0%			$1,690,896,268

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

AUD	— Australian Dollar
BRL	— Brazilian Real
EUR	— Euro
IDR	— Indonesian Rupiah
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
PEN	— Peruvian Nuevo Sol
PLN	— Polish Zloty
TRY	— Turkish Lira
ZAR	— South African Rand

At July 31, 2017, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Sell:
Euro-Buxl	238	9/17	$46,986,938	$45,676,418	$1,310,520
Euro-OAT	623	9/17	110,367,384	109,726,388	640,996
U.S. Treasury 10-Year Notes	1,020	9/17	128,746,636	128,408,438	338,198
United Kingdom Long Gilt Bonds	2,942	9/17	495,763,643	489,168,830	6,594,813

Net unrealized appreciation on open futures contracts					$8,884,527

See Notes to Schedule of Investments.

LEGG MASON BW ABSOLUTE RETURN OPPORTUNITIES FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2017

At July 31, 2017, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	5,610,000,000	USD	50,149,286	Citibank N.A.	8/2/17	$737,376
JPY	6,065,000,000	USD	54,183,764	Citibank N.A.	8/2/17	830,069
JPY	6,544,600,000	USD	58,960,360	Citibank N.A.	8/2/17	403,783
USD	40,484,776	JPY	4,479,600,000	Citibank N.A.	8/2/17	(148,359)
USD	124,100,744	JPY	13,740,000,000	JPMorgan Chase & Co.	8/2/17	(530,759)
CAD	65,740,000	USD	49,748,006	Goldman Sachs Group Inc.	8/4/17	2,983,809
CAD	9,660,000	USD	7,497,002	JPMorgan Chase & Co.	8/4/17	251,542
CAD	32,040,000	USD	24,826,163	JPMorgan Chase & Co.	8/4/17	873,979
USD	251,908,278	EUR	228,650,000	Citibank N.A.	8/10/17	(18,879,957)
USD	95,675,070	EUR	85,590,000	Citibank N.A.	8/10/17	(5,688,434)
EUR	63,840,000	USD	73,662,933	HSBC Bank USA, N.A.	8/10/17	1,942,232
EUR	62,320,000	USD	71,741,912	HSBC Bank USA, N.A.	8/10/17	2,063,130
USD	33,234,088	EUR	30,440,000	HSBC Bank USA, N.A.	8/10/17	(2,815,744)
NOK	286,700,000	USD	33,409,311	HSBC Bank USA, N.A.	8/15/17	3,064,005
AUD	36,930,000	USD	27,264,514	Morgan Stanley & Co. Inc.	8/17/17	2,274,055
USD	160,773,133	TWD	4,849,400,000	JPMorgan Chase & Co.	8/31/17	(25,569)
SEK	478,300,000	USD	55,416,843	HSBC Bank USA, N.A.	9/12/17	3,959,337
USD	67,451,820	KRW	75,600,000,000	HSBC Bank USA, N.A.	9/14/17	(128,633)
GBP	112,260,000	USD	145,207,187	Citibank N.A.	9/15/17	3,126,087
USD	43,615,373	GBP	33,420,000	HSBC Bank USA, N.A.	9/15/17	(543,705)
USD	32,923,366	GBP	25,360,000	HSBC Bank USA, N.A.	9/15/17	(585,736)
INR	5,151,000,000	USD	78,925,595	Barclays Bank PLC	9/20/17	872,956
TRY	61,760,000	USD	17,162,230	HSBC Bank USA, N.A.	9/29/17	83,778
NOK	639,700,000	USD	76,421,783	HSBC Bank USA, N.A.	10/12/17	5,055,364
SEK	478,500,000	USD	58,137,063	HSBC Bank USA, N.A.	10/23/17	1,400,944
USD	59,218,711	JPY	6,545,000,000	Citibank N.A.	11/2/17	(401,586)

Total						$173,964

Abbreviations used in this table:

AUD	— Australian Dollar
CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
NOK	— Norwegian Krone
SEK	— Swedish Krona
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— United States Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason BW Absolute Return Opportunities Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Sovereign Bonds	—	$822,388,457	—	$822,388,457
Collateralized Mortgage Obligations	—	5,627,215	—	5,627,215
Corporate Bonds & Notes	—	381,027,295	—	381,027,295
U.S. Government & Agency Obligations	—	399,251,793	—	399,251,793

Total Long-Term Investments	—	1,608,294,760	—	1,608,294,760

Short-Term Investments†	$49,991,940	—	—	49,991,940

Total Investments	$49,991,940	$1,608,294,760	—	$1,658,286,700

Other Financial Instruments:
Futures Contracts	$8,884,527	—	—	$8,884,527
Forward Foreign Currency Contracts	—	$29,922,446	—	29,922,446

Total Other Financial Instruments	8,884,527	29,922,446	—	38,806,973

Total	$58,876,467	$1,638,217,206	—	$1,697,093,673

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$29,748,482	—	$29,748,482

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At July 31, 2017, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$47,742,712
Gross unrealized depreciation	(85,150,781)

Net unrealized depreciation	$(37,408,069)

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	September 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	September 21, 2017

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	September 21, 2017